                                                          SEC File No. 033-36962
                                                                       811-06175


                               ECLIPSE FUNDS INC.

                       MainStay Large Cap Opportunity Fund

                    Supplement Dated January 31, 2006 to the
                         Prospectus Dated July 25, 2005


Effective February 1, 2006, the prospectus is supplemented as follows:

The following replaces the second sentence in the first paragraph of the section entitled "Shareholder Guide" on page 10 of the prospectus:

Shares of the Fund may only be purchased or exchanged by residents of Connecticut, Maryland, New Jersey, or New York and only while present or through intermediaries in those states.


The following replaces the second sentence in the first paragraph on the back cover of the prospectus:

This Prospectus and the related Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction or in any jurisdiction outside of Connecticut, Maryland, New Jersey, or New York



            Please Retain This Supplement For Your Future Reference.

                                                          SEC File No. 033-36962
                                                                       811-06175


                               ECLIPSE FUNDS INC.

                      MainStay Conservative Allocation Fund
                        MainStay Moderate Allocation Fund
                    MainStay Moderate Growth Allocation Fund
                         MainStay Growth Allocation Fund

                    Supplement Dated January 31, 2006 to the
                  Prospectus Dated March 31, 2005 (as amended)


Effective February 1, 2006, the prospectus is supplemented as follows:

The following supplements the chart on pages 14 and 15 of the prospectus under the section entitled "The Underlying Funds: Investment Strategies and Risks":





--------------------------------------------------------------------------------------------------------
Underlying Equity Funds               Investment Objective           Primary Investments
--------------------------------------------------------------------------------------------------------
MainStay Large Cap Opportunity Fund   Seeks high total return        Common and preferred stock of
                                                                     large companies with market
                                                                     capitalizations of $858 million
                                                                     to $367 billion

--------------------------------------------------------------------------------------------------------


The following supplements the section entitled "Underlying Fund Performance" on page 45 of the prospectus:

Performance information for the MainStay Large Cap Opportunity Fund is not shown as the Fund commenced operations on July 25, 2005 and did not have a full year of performance as of the date of this supplement.



            Please Retain This Supplement For Your Future Reference.

                                                         SEC FILE NOS. 033-36962
                                                                       811-06175



                                 MAINSTAY FUNDS
                         CASH RESERVES FUND SWEEP SHARES

                    Supplement Dated January 31, 2006 to the
             Statement of Additional Information Dated March 1, 2005
                          (Revised as of July 21, 2005)

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of the Cash Reserves Fund Sweep Shares (the "Sweep Shares" or the "Cash Reserves Sweep Shares") of Eclipse Funds Inc. (the "Company") dated March 1, 2005, and revised July 21, 2005. You may obtain a copy of the Funds' SAI or the Prospectus free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1.   Treasurer
     ---------

     At a Board of Trustees/Directors meeting held on December 21, 2005, the Board accepted the resignation of Jeffrey J. Gaboury and elected Arphiela Arizmendi as Treasurer and Principal Financial and Accounting Officer of the Funds, effective immediately. Ms. Arizmendi was also elected as a member of each Fund's Valuation Committee and Valuation Subcommittee.

     Any and all references to Mr. Gaboury in this SAI should be replaced with Ms. Arizmendi. The following biographical information replaces information regarding Mr. Gaboury in the table headed "Directors and Officers" on page 20 of the SAI:


---------------------- ---------------------- ------------------------------------------- ------------------ ---------------

                                                                                          Number of Funds    Other
                       Position(s) Held                                                   in Fund Complex    Directorships
Name and Date of       with Fund and Length   Principal Occupation(s) During Past 5       Overseen by        Held by
Birth                  of Service             Years                                       Officer            Officer
---------------------- ---------------------- ------------------------------------------- ------------------ ---------------
---------------------- ---------------------- ------------------------------------------- ------------------ ---------------

Arphiela Arizmendi     Treasurer and          Director and Manager of Fund Accounting            64          None.
10/26/56               Principal Financial    and Administration, New York Life
                       and Accounting         Investment Management LLC (since March
                       Officer since 2005     2003); Treasurer and Principal Financial
                                              and Accounting Officer, The MainStay
                                              Funds, MainStay VP Series Fund, Inc. and
                                              McMorgan Funds (since December 2005);
                                              Assistant Treasurer, The MainStay Funds,
                                              Eclipse Funds Inc., Eclipse Funds,
                                              MainStay VP Series Fund, Inc. and
                                              McMorgan Funds (1992 to December 2005).
---------------------- ---------------------- ------------------------------------------- ------------------ ---------------


2.   Portfolio Managers

     The following paragraph is to be included in the section headed "The Manager and the Distributor", immediately preceding the 10th paragraph on page 26 of the SAI:

       A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

          o The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

          o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

          o A portfolio manager may take a position for a fund or account in a security that is contrary to the position held in the same security by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

          o An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, NYLIM has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, NYLIM has adopted a Code of Ethics that recognizes the manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.



            Please Retain This Supplement For Your Future Reference.